Operations and reorganization - Assets, Liabilities, Statement of Operations and Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operations and reorganization
Allocated expenses from SINA	$ 41,136,000	$ 25,703,000	$ 24,678,000
Interest-free loans to the VIE's shareholders	86,900,000	9,400,000
Aggregate accumulated losses	33,300,000	54,500,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term Investments	1,792,683,000	395,954,000
Property and equipment, net	33,793,000	22,816,000
Intangible assets	517,000	1,100,000
Goodwill	13,420,000	10,266,000	11,117,000
Long-term investments	452,337,000	399,933,000	294,679,000	$ 63,777,000
Accounts payable	134,950,000	48,997,000
Accrued and other liabilities	268,615,000	180,142,000
Deferred revenues	81,311,000	48,964,000
Deferred tax liability	1,880,000	817,000
Results of operations of the VIEs and their subsidiaries
Net revenues	1,150,054,000	655,800,000	477,891,000
Net income (loss)	352,590,000	108,027,000	34,745,000
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities	539,151,000	236,244,000	181,971,000
Net cash used in investing activities	(815,422,000)	(96,745,000)	(228,310,000)
Net cash provided by (used in) financing activities	883,578,000	3,035,000	4,959,000
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs	0	0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries	$ 137,300,000	56,200,000
Term of loan agreements	10 years
Service fees revenue charged to VIE	$ 618,100,000	335,600,000	232,400,000
Term of trademark license agreements	1 year
SINA
Operations and reorganization
Allocated expenses from SINA	$ 41,136,000	25,703,000	24,678,000
Assets and liabilities of the VIEs and their subsidiaries
Amount due from SINA	16,356,000	18,565,000
Consolidated VIEs
Operations and reorganization
Allocated expenses from SINA	21,400,000	12,300,000	8,400,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term Investments	40,458,000	57,505,000
Accounts receivable	166,212,000	115,338,000
Property and equipment, net	146,000	357,000
Intangible assets	517,000	1,100,000
Goodwill	13,123,000	9,969,000
Prepayment for long-term investments	4,967,000	144,000
Long-term investments	74,935,000	49,195,000
Deferred tax assets	4,772,000	2,312,000
Amount due from SINA	4,677,000	12,163,000
Others	28,850,000	28,247,000
Total assets	338,657,000	276,330,000
Accounts payable	32,444,000	25,850,000
Accrued and other liabilities	114,239,000	64,879,000
Deferred revenues	54,651,000	38,313,000
Income tax payable	16,268,000	8,214,000
Amount due to the subsidiaries of the Group	57,639,000	171,460,000
Deferred tax liability	129,000	274,000
Total liabilities	275,370,000	308,990,000
Results of operations of the VIEs and their subsidiaries
Net revenues	906,129,000	530,598,000	391,568,000
Net income (loss)	21,252,000	(21,758,000)	(10,572,000)
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities	(66,972,000)	(42,556,000)	158,290,000
Net cash used in investing activities	(34,720,000)	(28,577,000)	(39,965,000)
Net cash provided by (used in) financing activities	76,232,000	(1,148,000)
Net increase (decrease) in cash and cash equivalents	(25,460,000)	(72,281,000)	118,325,000
Cost of revenues
Operations and reorganization
Allocated expenses from SINA	13,699,000	11,022,000	6,550,000
Sales and marketing
Operations and reorganization
Allocated expenses from SINA	9,732,000	1,271,000	1,263,000
Product development
Operations and reorganization
Allocated expenses from SINA	11,312,000	9,094,000	12,981,000
General and administrative
Operations and reorganization
Allocated expenses from SINA	$ 6,393,000	$ 4,316,000	$ 3,884,000